CONTINGENCIES (Details)		1 Months Ended		1 Months Ended		0 Months Ended		12 Months Ended		12 Months Ended			1 Months Ended	0 Months Ended			1 Months Ended			12 Months Ended	0 Months Ended		12 Months Ended		1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 Citigroup Global Markets Inc. (CGMI) trust	Dec. 16, 2011 Citigroup Global Markets Inc. (CGMI) item	Oct. 31, 2011 Citigroup Global Markets Inc. (CGMI) Regulatory action by the SEC USD ($)	Oct. 19, 2011 Citigroup Global Markets Inc. (CGMI) Regulatory action by the SEC USD ($)	Jan. 07, 2013 Citi Mortgage USD ($)	Sep. 02, 2011 Residential Mortgage-Backed Securities Investor Actions and Repurchase Claims In Re Citigroup Inc. Securities Litigation item	Dec. 31, 2012 Residential Mortgage-Backed Securities Investor Actions and Repurchase Claims In Re Citigroup Inc. Securities Litigation USD ($)	Aug. 30, 2012 Residential Mortgage-Backed Securities Investor Actions and Repurchase Claims In Re Citigroup Inc. Securities Litigation USD ($)	Dec. 31, 2012 KIKOs CKI USD ($) item	Dec. 31, 2012 Subprime Mortgage-Related Litigation and Other Matters Arbitration brought by the Abu Dhabi Investment Authority USD ($)	Dec. 31, 2007 Subprime Mortgage-Related Litigation and Other Matters Arbitration brought by the Abu Dhabi Investment Authority USD ($)	Dec. 31, 2010 Lehman Structured Notes Matters employee	Dec. 13, 2012 Lehman Brothers Bankruptcy Proceedings USD ($)	Feb. 08, 2012 Lehman Brothers Bankruptcy Proceedings USD ($)	Mar. 18, 2011 Lehman Brothers Bankruptcy Proceedings USD ($)	Dec. 31, 2009 Terra Firma Litigation GBP (£) item	Dec. 31, 2012 Terra Firma Litigation USD ($)	Dec. 31, 2007 Tribune Company Bankruptcy USD ($)	Dec. 31, 2012 Interbank Offered Rates-Related Litigation and Other Matters item	Jul. 13, 2012 Interchange Fees Litigation USD ($)	Oct. 20, 2008 Parmalat Litigation and Other Matters EUR (€) item	Dec. 31, 2012 Parmalat Litigation and Other Matters EUR (€)	Dec. 31, 2003 Allied Irish Bank Litigation USD ($)	Apr. 30, 2011 Alternative investment fund-related litigations item	Oct. 31, 2012 Alternative investment fund-related litigations USD ($)
CONTINGENCIES
Possible loss, high end of the range	$ 5,000,000,000
Contingencies
Settlement agreement consideration									590,000,000												60,500,000,000
Debt securities and preferred stock issued								71,000,000,000
Amount of disgorgement				160,000,000																		70,000,000
Amount of prejudgment interest				30,000,000
Amount of civil penalty which Citigroup agreed to pay					95,000,000
Aggregate original purchase amount								10,800,000,000
Aggregate original purchase amount of the purchases covered by tolling agreements								6,400,000,000
Number of putative class actions against entity (in lawsuit)							15													3
Amount of settlement						305,000,000
Amount of mortgage assistance offered to borrowers						487,000,000
Number of MBS trusts in which requisite interests were held by Gibbs & Bruns LLP clients		87
Investments in entity by counterparties and investors' alleged arbitration												7,500,000,000
Estimation of damages											4,000,000,000							120,000,000								400,000,000
Number civil lawsuits filed by small and medium-sized enterprises										88
Number of decision rendered at district court level										82
Decisions favorable to entity										64
Number of decisions awarded to plaintiff for portion of damages sought										18
Number of adverse decision against which appeal is made										18
Contigent loss as claimed by certain investors																							130,000,000
Contigent loss as claimed against the company										28,500,000													14,000,000,000	500,000,000
Total damages awarded														245,000,000
Number of decisions appealed at the high court										60
Number of cases decided at the high court										17
Number of decisions favorable to the entity in the high court										11
Number of decisions awarded by the high court to the plaintiff for a portion of damages sought										6
Increase in damages awarded										10,900,000
Number of decisions appealed at the Korean Supreme court										5
Current or former employees													3
Amount claimed by Citigroup entities															2,600,000,000
Amount of setoff to be avoided relating to terminated derivatives contracts															2,000,000,000
Amount of setoff to be avoided															500,000,000
Number of plaintiffs																	2
Acquisition price																			11,000,000,000
Number of lawsuits stayed																				17
Number of putative class actions against entity brought by various putative plaintiff classes																				11
Number of putative class actions against entity brought by individual plaintiffs																				6
Rebate to merchants participating in the class settlement (as a percent)																					0.10%
Period of collecting interchange fees																					8 months
Number of counterclaims on which favorable verdict was rendered																						3
Amount of fine																						900,000
Number of ASTA/MAT investors																									2
Setoff Citibank N.A. took with respect to certain clearing obligations of LBI														1,050,000,000		1,000,000,000
Deposits made by LBI prior to collapse															2,000,000,000
Acquisition price of EMI																	£ 4,200,000,000
Number of traders			2